                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     June 30, 2008
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      MacNealy Hoover Investment Management, Inc.
         --------------------------------------------------
Address:   200 Market Ave., N., Suite 200
         --------------------------------------------------
           Canton, Ohio 44702
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-12713
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Harry C.C. MacNealy
         --------------------------------------------------

Title:     CEO & CCO
         --------------------------------------------------

Phone:     330 454-1010
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Harry C.C. MacNealy          Canton, OH            July 29, 2008
-----------------------    ----------------------    -----------------
      [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-
                                           ------------

Form 13F Information Table Entry Total:      88
                                           ------------

Form 13F Information Table Value Total:      75,929
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                 FORM 13F INFORMATION TABLE

                                                       Current                                                  Voting
                                                        Value     Quantity            Investment    Other     Authority
        Description          Asset Class     CUSIP      (000)      SH/PRN     SH/PRN  Discretion  Managers  SOLE   Shared      None
        ------------         -----------     -----     -------  ------------  ------  ----------  --------  ----   ------      ----
1/100 Berkshire Htwy cl A   CL A            084670108   $2,536         2,000    SH       SOLE                       2,100
1/100 Berkshire Htwy cl A   CL A                                         100             NON
3M Company                  COM             88579Y101     $531         7,625    SH       SOLE                       7,625
Abbott Laboratories         COM             002824100   $1,292        24,000    SH       SOLE                      24,200
Abbott Laboratories         COM                                          400             NON
Abbott Laboratories         COM                                                                                                  200
Amer Electric Pwr Co Inc    COM             025537101     $307         7,100    SH       SOLE                       7,435
Amer Electric Pwr Co Inc    COM                                          535             NON
Amer Electric Pwr Co Inc    COM                                                                                                  200
American Express Company    COM             025816109     $226         6,000    SH       SOLE                       6,000
Amgen Incorporated          COM             031162100     $204         4,325    SH       SOLE                       4,325
Apple Computer Inc          COM             037833100     $519         2,300    SH       SOLE                       3,100
Apple Computer Inc          COM                                          800             NON
AT&T Inc.                   COM             00206R102     $518        14,264    SH       SOLE                      15,374
AT&T Inc.                   COM                                        1,110             NON
Auto Data Processing        COM             053015103   $1,045        24,000    SH       SOLE                      24,750
Auto Data Processing        COM                                          950             NON
Auto Data Processing        COM                                                                                                  200
Bank of America Corp.       COM             060505104     $995        41,244    SH       SOLE                      41,669
Bank of America Corp.       COM                                          425             NON
BB&T Corporation            COM             054937107     $503        21,100    SH       SOLE                      21,600
BB&T Corporation            COM                                        1,000             NON
BB&T Corporation            COM                                                                                                  500
Berkshire Hathaway Cl B     COM             084670207     $558           139    SH       SOLE                         139
BP p.l.c. Adr               SPONSORED ADR   055622104     $274         3,788    SH       SOLE                       3,945
BP p.l.c. Adr               SPONSORED ADR                                157             NON
Bristol-Myers Squibb Co     COM             110122108     $359        16,907    SH       SOLE                      17,497
Bristol-Myers Squibb Co     COM                                          590             NON
Bucyrus Intl Inc            COM             118759109     $584         8,000    SH       SOLE                       8,000
Camco Financial Corp        COM             132618109   $1,110       106,250    SH       SOLE                     109,376
Camco Financial Corp        COM                                        3,126             NON
Chevron Corporation         COM             166764100   $4,398        42,764    SH       SOLE                      43,814
Chevron Corporation         COM                                        1,600             NON
Chevron Corporation         COM                                                                                                  550
Cisco Systems Inc           COM             17275R102     $457        19,044    SH       SOLE                      19,644
Cisco Systems Inc           COM                                          600             NON
Citigroup Inc               COM             172967101     $439        25,545    SH       SOLE                      25,928
Citigroup Inc               COM                                          633             NON
Citigroup Inc               COM                                                                                                  250
Coca Cola Company           COM             191216100   $1,363        25,325    SH       SOLE                      25,825
Coca Cola Company           COM                                          900             NON
Coca Cola Company           COM                                                                                                  400
ConocoPhillips              COM             20825C104   $2,624        27,253    SH       SOLE                      27,603
ConocoPhillips              COM                                          550             NON
ConocoPhillips              COM                                                                                                  200
Deere & Co                  COM             244199105   $1,336        18,525    SH       SOLE                      18,525
Disney Walt Hldg Co         COM DISNEY      254687106     $756        22,640    SH       SOLE                      23,740
Disney Walt Hldg Co         COM DISNEY                                 1,600             NON
Disney Walt Hldg Co         COM DISNEY                                                                                           500
Dominion Resources Inc.     COM             25746U109     $375         7,900    SH       SOLE                       7,900
Dow Chemical Company        COM             260543103     $551        15,790    SH       SOLE                      15,790
DuPont E I De Nemour&Co     COM             263534109   $1,040        24,100    SH       SOLE                      24,250
DuPont E I De Nemour&Co     COM                                          150             NON
E M C Corp Mass             COM             268648102     $556        36,950    SH       SOLE                      37,850
E M C Corp Mass             COM                                          900             NON
Emerson Electric Co         COM             291011104   $1,241        24,600    SH       SOLE                      24,600
Emerson Electric Co         COM                                          500             NON
Emerson Electric Co         COM                                                                                                  500
Exxon Mobil Corporation     COM             30231G102   $4,852        53,801    SH       SOLE                      54,651
Exxon Mobil Corporation     COM                                        1,250             NON
Exxon Mobil Corporation     COM                                                                                                  400
F D X Corporation           COM             31428X106     $566         6,758    SH       SOLE                       6,983
F D X Corporation           COM                                          425             NON
F D X Corporation           COM                                                                                                  200
Farmers Natl Banc Cp Oh     COM             309627107     $533        73,411    SH       SOLE                      75,135
Farmers Natl Banc Cp Oh     COM                                        1,724             NON
Fifth Third Bancorp         COM             316773100     $559        54,007    SH       SOLE                      54,647
Fifth Third Bancorp         COM                                          890             NON
Fifth Third Bancorp         COM                                                                                                  250
First Citizens Banc New     COM NO PAR      319459202   $1,606       131,434    SH       SOLE                     132,734
First Citizens Banc New     COM NO PAR                                 2,600             NON
First Citizens Banc New     COM NO PAR                                                                                         1,300
Firstmerit Corp             COM             337915102   $1,187        71,451    SH       SOLE                      71,951
Firstmerit Corp             COM                                        1,300             NON
Firstmerit Corp             COM                                                                                                  800
General Dynamics Corp       COM             369550108   $1,069        12,300    SH       SOLE                      12,700
General Dynamics Corp       COM                                          400             NON
General Electric Company    COM             369604103   $3,564       129,116    SH       SOLE                     132,716
General Electric Company    COM                                        4,400             NON
General Electric Company    COM                                                                                                  800
Heinz H J Co                COM             423074103   $1,531        31,500    SH       SOLE                      32,000
Heinz H J Co                COM                                          500             NON
Hershey Company             COM             427866108   $1,246        37,650    SH       SOLE                      37,900
Hershey Company             COM                                          350             NON
Hershey Company             COM                                                                                                  100
Home Depot Inc              COM             437076102     $675        27,753    SH       SOLE                      28,303
Home Depot Inc              COM                                        1,050             NON
Home Depot Inc              COM                                                                                                  500
Huntington Bancshs Inc      CL A            446150104     $982       167,615    SH       SOLE                     167,944
Huntington Bancshs Inc      CL A                                       2,529             NON
Huntington Bancshs Inc      COM                                                                                                2,200
Ingersoll-Rand Company      COM             456866102     $924        24,300    SH       SOLE                      24,680
Ingersoll-Rand Company      COM                                          380             NON
Intel Corp                  COM             458140100     $396        15,950    SH       SOLE                      18,300
Intel Corp                  COM                                        2,500             NON
Intel Corp                  COM                                                                                                  150
Intl Business Machines      COM             459200101   $2,947        24,504    SH       SOLE                      24,614
Intl Business Machines      COM                                          360             NON
Intl Business Machines      COM                                                                                                  250
Ishares Russell 1000 Gro    RUSSELL1000GRW  464287614     $561         9,681    SH       SOLE                      10,161
Ishares Russell 1000 Gro    RUSSELL1000GRW                               480             NON
Ishares Russell Midcap      RUSSELL MIDCAP  464287499     $242         2,175    SH       SOLE                       2,525
Ishares Russell Midcap      RUSSELL MIDCAP                               350             NON
Ishares S&P Global Hlth Cr  S&P GBL HLTHCR  464287325     $258         5,010    SH       SOLE                       5,010
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX   464287465   $1,131        15,600    SH       SOLE                      16,475
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX                                875             NON
Ishares Tr Russell 2000     RUSSELL 2000    464287655     $307         4,325    SH       SOLE                       4,450
Ishares Tr Russell 2000     RUSSELL 2000                                 125             NON
J P Morgan Chase & Co. Inc  COM             46625H100     $374        10,897    SH       SOLE                      10,897
Johnson & Johnson           COM             478160104   $2,794        42,828    SH       SOLE                      43,128
Johnson & Johnson           COM                                          600             NON
Johnson & Johnson           COM                                                                                                  300
Keycorp Inc New             COM             493267108     $204        15,940    SH       SOLE                      15,940
Keycorp Inc New             COM                                        2,650             NON
Keycorp Inc New             COM                                                                                                2,650
Kimco Realty Corp           COM             49446R109     $207         6,000    SH       SOLE                       6,000
Lowes Companies Inc         COM             548661107     $372        17,550    SH       SOLE                      17,950
Lowes Companies Inc         COM                                          400             NON
Mc Donalds Corp             COM             580135101     $285         5,068    SH       SOLE                       5,068
Medtronic Inc               COM             585055106     $536        10,350    SH       SOLE                      10,350
Merck & Co Inc              COM             589331115     $565        14,900    SH       SOLE                      15,000
Merck & Co Inc              COM                                          100             NON
Microsoft Corp              COM             594918104   $2,005        70,050    SH       SOLE                      72,400
Microsoft Corp              COM                                        2,850             NON
Microsoft Corp              COM                                                                                                  500
National City Corp          COM             635405103     $456        94,597    SH       SOLE                      95,597
National City Corp          COM                                        1,000             NON
Natl Bancshares Corp Oh     COM             632592101   $2,301       154,715    SH       SOLE                     156,515
Natl Bancshares Corp Oh     COM                                        1,800             NON
Oracle Corporation          COM             68389X105     $260        11,800    SH       SOLE                      12,400
Oracle Corporation          COM                                          600             NON
Pepsico Incorporated        COM             713448108   $1,335        20,593    SH       SOLE                      20,993
Pepsico Incorporated        COM                                          400             NON
Pfizer Incorporated         COM             717081103     $831        44,598    SH       SOLE                      46,878
Pfizer Incorporated         COM                                        2,955             NON
Pfizer Incorporated         COM                                                                                                  675
Philip Morris Intl Inc      COM             718172109     $279         5,648    SH       SOLE                       5,648
Procter & Gamble Co         COM             742718109   $3,240        52,584    SH       SOLE                      53,081
Procter & Gamble Co         COM                                          697             NON
Procter & Gamble Co         COM                                                                                                  200
Schering Plough Corp        COM             806605101     $285        14,450    SH       SOLE                      14,450
Schlumberger Ltd            COM             806857108     $209         1,950    SH       SOLE                       1,950
SPDR TRUST S&P500           COM             78462F103   $1,567        11,870    SH       SOLE                      12,245
SPDR TRUST S&P500           COM                                          375             NON
Teva Pharm Inds Ltd Adrf    ADR             881624209     $570        12,450    SH       SOLE                      12,450
Textron Incorporated        COM             883203101     $355         7,400    SH       SOLE                       7,400
Valero Energy Corp New      COM             91913y100     $651        15,475    SH       SOLE                      15,675
Valero Energy Corp New      COM                                          325             NON
Valero Energy Corp New      COM                                                                                                  125
Verizon Communications      COM             92343V104     $282         7,322    SH       SOLE                       7,958
Verizon Communications      COM                                          636             NON
Vodafone Group PLC          SPONS ADR NEW   92857W209     $260         8,558    SH       SOLE                       8,817
Vodafone Group PLC          SPONS ADR NEW                                259             NON
Wal-Mart Stores Inc         COM             931142103     $399         7,100    SH       SOLE                       7,100
Washington Mutual Inc       COM             939322103     $323        64,485    SH       SOLE                      65,260
Washington Mutual Inc       COM                                          975             NON
Washington Mutual Inc       COM                                                                                                  200
Wells Fargo & Co New        COM             949746101     $471        19,850    SH       SOLE                      19,850
Wrigley Wm JR Co            COM             982526105   $1,847        23,546    SH       SOLE                      23,746
Wrigley Wm JR Co            COM                                          200             NON
Wrigley Wm JR Co Cl B       COM             982526204     $236         3,005    SH       SOLE                       3,030
Wrigley Wm JR Co Cl B       COM                                           25             NON
Yum Brands Inc.             COM             988498101     $595        16,960    SH       SOLE                      16,960